Estimates (Schedule of Inventory) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Inventory, Net [Abstract]
Natural gas and NGLs	$ 392	$ 577
Energy Related Inventory, Crude Oil, Products and Merchandise	364	488
Inventory, refined products	392	543
Appliances, parts and fittings and other	319	199
Total inventories	$ 1,467	$ 1,807